UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                  FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

                Investment Company Act file number:  811-21064

              ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND, INC.

              (Exact name of registrant as specified in charter)

             1345 Avenue of the Americas, New York, New York 10105
              (Address of principal executive offices) (Zip code)

                              Mark R. Manley
                     Alliance Capital Management L.P.
                        1345 Avenue of the Americas
                         New York, New York 10105
                  (Name and address of agent for service)

     Registrant's telephone number, including area code:  (800) 221-5672

                  Date of fiscal year end:  June 30, 2004

                 Date of reporting period:  June 30, 2004


ITEM 1.  REPORTS TO STOCKHOLDERS.



[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management


AllianceBernstein
Global Research Growth Fund

Global Funds

Annual Report--June 30, 2004




Investment Products Offered

o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed


The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/ Products & Services/ Mutual Funds).

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.alliancebernstein.com (click on Investors, then the "proxy voting policies and procedures" link on the left side of the page), or by going to the Securities and Exchange Commission's web site at www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc., is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.




August 13, 2004


Annual Report
This report provides management's discussion of fund performance for AllianceBernstein Global Research Growth Fund (the "Fund") for the annual reporting period ended June 30, 2004.

Investment Objective and Policies
This open-end fund seeks long-term growth of capital. The Fund invests primarily in a global portfolio of equity securities of companies within various market sectors selected by Alliance for their growth potential. Examples of the types of market sectors into which Alliance may invest the Fund's assets include, but are not limited to, communications and information technology, health care, financial services, infrastructure, energy and consumer growth. Alliance will allocate the Fund's investments among selected market sectors based on its assessment of both current and forecasted economic and investment conditions. Within each sector, stock selection will emphasize investment in companies representing the industry analyst groups' top picks for their respective sectors. The Fund expects to invest, under normal circumstances, in the equity securities of companies based in at least three countries (and normally substantially more), one of which may be the United States. The Fund also invests in securities of companies in emerging markets.

Investment Results
The table on page 4 shows the Fund's performance compared to its benchmark, the Morgan Stanley Capital International (MSCI) World Index, for the six- and 12-month periods ended June 30, 2004.

For the six- and 12-month periods ended June 30, 2004, the Fund underperformed the MSCI World Index (see page 4 for Fund and benchmark returns).

During the 12-month reporting period, the Fund generated notably good stock selection in the technology and energy sectors, and notably poor stock selection in the consumer growth sector. Our overweighted position in the health care sector had a negative impact on the Fund's performance. However, the negative impact of the health care overweight was essentially offset by good stock selection within the health care sector.

During the six-month period ended June 30, 2004, the Fund generated notably good stock selection in the technology and health care sectors, and notably negative stock selection in the financial sector. Sector weightings did not have an important impact on the Fund's performance, although overweighted positions in technology and health care were very modestly negative since those sectors underperformed the overall market during the six-month period.

Market Review and Investment Strategy
The global stock market, as represented by the MSCI World Index, generated a strong return during the 12-month period ended June 30, 2004. Most of the


ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND o 1


positive return occurred during the first six months of the period, from June 30, 2003 through December 31, 2003, as investors appeared to discount an improving global economy. We made a number of portfolio changes over the 12-month period under review. At the beginning of the period, the Fund's investment portfolio was essentially market-weighted in the technology sector. We moved to an overweighted position in technology in response to improving fundamentals in that sector. At the beginning of the 12-month period, we were modestly overweighted in the financial sector. We moved to a notable underweighted position in the financial sector over the course of the 12-month reporting period.

As represented by the MSCI World Index, the global stock market generated a modest positive return during the six-month period ended June 30, 2004. The market started 2004 on a strong note, but appeared to stall in the spring for several reasons: equity investors grew concerned about the prospects for higher interest rates in the U.S. and other countries throughout the world, and there were concerns about the efforts of Chinese authorities to slow their rapidly growing economy. The most notable change to the Fund's investment strategy occurred late in the six-month period when we made a further reduction to the Fund's already underweighted position in the financial sector.


2 o ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND


HISTORICAL PERFORMANCE


An Important Note About the Value of Historical Performance
The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds).

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. You should read the prospectus carefully before you invest.

Returns are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Returns for Advisor Class shares will vary due to different expenses associated with this class. Performance assumes reinvestment of distributions and does not account for taxes. During the reporting period, the Advisor waived a portion of its advisory fee or reimbursed the Fund for a portion of its expenses to the extent necessary to limit the Fund's expenses on an annual basis to 1.50%, 2.20%, 2.20% and 1.20% of the average daily net assets of Class A, Class B, Class C and Advisor Class shares, respectively. Prior to February 2, 2004, the expenses were limited on an annual basis to 1.70%, 2.40%, 2.40% and 1.40% of the average daily net assets of Class A, Class B, Class C and Advisor Class shares, respectively. This waiver extends through the Fund's current fiscal year and may be extended by the Advisor for additional one-year terms. Without the waiver, the Fund's expenses would have been higher and its performance would have been lower than that shown above.

Benchmark Disclosure
The unmanaged MSCI World Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The MSCI World Index is a market capitalization-weighted index that measures the performance of stock markets in 25 countries. Investors cannot invest directly in an index, and its results are not indicative of the performance of any specific investment, including the Fund.

A Word About Risk
The Fund concentrates its investments in a limited number of industry sectors and issues, and an investment in the Fund is therefore subject to greater risk and volatility than investments in a more diversified portfolio. The Fund may invest a significant portion of its assets in foreign securities, which can be more volatile than U.S. securities due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, it may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in some cases, greater than, the risks presented by more traditional investments. Growth investing does not guarantee a profit or eliminate risk. The stocks of these companies can have relatively high valuations. Because of these high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations. If a growth stock company should fail to meet these high earnings expectations, the price of these stocks can be severely negatively affected. These risks are fully discussed in the prospectus.


(Historical Performance continued on next page)


ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND o 3


HISTORICAL PERFORMANCE
(continued from previous page)


THE FUND VS. ITS BENCHMARK
PERIODS ENDED JUNE 30, 2004

                                                              Returns
                                                      -------------------------
                                                        6 Months    12 Months
-------------------------------------------------------------------------------
     AllianceBernstein Global Research Growth Fund
        Class A                                           2.56%      23.86%
        Class B                                           2.12%      22.87%
        Class C                                           2.12%      22.87%

     MSCI World Index                                     3.79%      24.57%


GROWTH OF A $10,000 INVESTMENT IN THE FUND
7/22/02* TO 6/30/04


AllianceBernstein Global Research Growth Fund Class A: $13,437
MSCI World Index: $13,688

[THE FOLLOWING TABLE WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATTER]

                   AllianceBernstein Global
                     Research Growth Fund
                            Class A               MSCI World Index
-----------------------------------------------------------------------
     7/22/02*               $ 9,575                  $10,000
     6/30/03                $10,848                  $10,988
     6/30/04                $13,437                  $13,688


* Since inception of the Fund's Class A shares on 7/22/02.

This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Global Research Growth Fund Class A shares (from 7/22/02* to 6/30/04) as compared to the performance of an appropriate index.



See Historical Performance and Benchmark disclosures on previous page.


(Historical Performance continued on next page)


4 o ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND


HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF JUNE 30, 2004

                           NAV Returns    SEC Returns
Class A Shares
1 Year                        23.86%         18.62%
Since Inception*              19.09%         16.47%

Class B Shares
1 Year                        22.87%         18.87%
Since Inception*              18.22%         16.89%

Class C Shares
1 Year                        22.87%         21.87%
Since Inception*              18.22%         18.22%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (JUNE 30, 2004)

Class A Shares
1 Year                                       18.62%
Since Inception*                             16.47%

Class B Shares
1 Year                                       18.87%
Since Inception*                             16.89%

Class C Shares
1 Year                                       21.87%
Since Inception*                             18.22%

* Inception date: 7/22/02 for Class A, B and C shares.


See Historical Performance disclosures on page 3.


ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND o 5


PORTFOLIO SUMMARY
June 30, 2004

INCEPTION DATES
Class A Shares
7/22/02
Class B Shares
7/22/02
Class C Shares
7/22/02

PORTFOLIO STATISTICS
Net Assets ($mil): $41.4


SECTOR BREAKDOWN*
_   16.6%   Health Care                [PIE CHART OMITTED]
_   16.1%   Technology
_   12.7%   Consumer Services
_   12.3%   Finance
_   10.8%   Energy
_    9.6%   Consumer Staples
_    6.9%   Basic Industry
_    6.1%   Capital Goods
_    3.2%   Consumer Manufacturing
_    2.9%   Multi-Industry
_    1.1%   Utilities
_    0.9%   Transportation
_    0.8%   Aerospace & Defense


* All data is as of June 30, 2004. The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.


6 o ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND


TEN LARGEST HOLDINGS
June 30, 2004


                                                                    Percent of
Company                                         U.S. $ Value        Net Assets
-------------------------------------------------------------------------------
General Electric Co.                              $  919,512           2.2%
Pfizer, Inc.                                         804,552           2.0
Citigroup, Inc.                                      790,500           1.9
Noble Energy, Inc.                                   663,000           1.6
Halliburton Co.                                      614,278           1.5
Avon Products, Inc.                                  559,217           1.4
Wal-Mart Stores, Inc.                                551,870           1.3
The Procter & Gamble Co                              540,045           1.3
Air Products and Chemicals, Inc.                     529,745           1.3
IHC Caland NV                                        467,962           1.1
-------------------------------------------------------------------------------
                                                  $6,440,681          15.6%


ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND o 7


PORTFOLIO OF INVESTMENTS
June 30, 2004

Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
COMMON AND PREFERRED STOCKS-92.9%

United States Investments-52.7%
Healthcare-12.1%
Biotechnology-3.2%
Amgen, Inc.(a)                                    4,175     $    227,830
Applera Corp.-Applied Biosystems Group            8,050          175,087
Biogen Idec, Inc.(a)                              2,350          148,637
Cephalon, Inc.(a)                                 3,970          214,380
Genentech, Inc.(a)                                5,710          320,902
Gilead Sciences, Inc.(a)                          3,300          221,100
                                                             ------------
                                                               1,307,936

Drugs-3.2%
Allergan, Inc.                                    2,575          230,514
Forest Laboratories, Inc.(a)                      5,450          308,634
Pfizer, Inc.                                     23,470          804,552
                                                             ------------
                                                               1,343,700

Medical Products-2.7 %
Alcon, Inc.                                       3,525          277,241
Boston Scientific Corp.(a)                        3,530          151,084
St. Jude Medical, Inc.(a)                         2,145          162,269
Stryker Corp.                                     5,850          321,750
Zimmer Holdings, Inc.(a)                          2,150          189,630
                                                             ------------
                                                               1,101,974

Medical Services-3.0%
Anthem, Inc.(a)                                   1,350          120,906
Caremark Rx, Inc.(a)                              2,150           70,821
Health Management Associates, Inc. Cl.A          11,575          259,511
UnitedHealth Group, Inc.                          5,875          365,719
WellPoint Health Networks, Inc.(a)                3,925          439,639
                                                             ------------
                                                               1,256,596
                                                             ------------
                                                               5,010,206

Technology-9.9%
Communication Equipment-1.9%
Cisco Systems, Inc.(a)                            2,200           52,140
Corning, Inc.(a)                                  8,900          116,234
Juniper Networks, Inc.(a)                        11,400          280,098
QUALCOMM, Inc.(a)                                 4,750          346,655
                                                             ------------
                                                                 795,127

Computer Hardware/Storage-1.3%
Dell, Inc.(a)                                     6,200          222,084
EMC Corp.(a)                                     16,000          182,400
Hewlett-Packard Co.                               5,600          118,160
                                                             ------------
                                                                 522,644

Computer Services-0.5%
BearingPoint, Inc.(a)                             6,925           61,425
Fiserv, Inc.(a)                                   3,500          136,115
                                                             ------------
                                                                 197,540


8 o ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND


Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
Contract Manufacturing-0.2%
Sanmina-SCI Corp.(a)                              7,100     $     64,610

Internet Infrastructure-0.4%
eBay, Inc.(a)                                     1,850          170,107

Semiconductor Components-2.6%
Altera Corp.(a)                                   4,200           93,324
Broadcom Corp. Cl.A(a)                            6,050          282,959
Intel Corp.                                      14,500          400,200
Linear Technology Corp.                           5,750          226,952
Maxim Integrated Products, Inc.                   1,840           96,453
                                                             ------------
                                                               1,099,888

Software-3.0%
Mercury Interactive Corp.(a)                      3,100          154,473
Microsoft Corp.                                  15,350          438,396
Oracle Corp.(a)                                  21,100          251,723
Symantec Corp.(a)                                 5,400          236,412
VERITAS Software Corp.(a)                         5,400          149,580
                                                             ------------
                                                               1,230,584
                                                             ------------
                                                               4,080,500

Consumer Services-6.4%
Broadcasting & Cable-1.5%
Univision Communications, Inc.(a)                 8,600          274,598
Viacom, Inc. Cl.B                                10,120          361,486
                                                             ------------
                                                                 636,084

Cellular Communications-0.3%
Nextel Communications, Inc.(a)                    4,800          127,968

Entertainment & Leisure-0.7%
Harley-Davidson, Inc.                             4,510          279,349

Restaurant & Lodging-0.5%
Starbucks Corp.(a)                                5,300          230,444

Retail - General Merchandise-3.4%
Bed Bath & Beyond, Inc.(a)                        8,110          311,829
Lowe's Cos., Inc.                                 7,740          406,737
Wal-Mart Stores, Inc.                            10,460          551,870
Williams-Sonoma, Inc.(a)                          3,700          121,952
                                                             ------------
                                                               1,392,388
                                                             ------------
                                                               2,666,233

Energy-6.2%
Domestic Producers-2.4%
Noble Energy, Inc.                               13,000          663,000
XTO Energy, Inc.                                 10,300          306,837
                                                             ------------
                                                                 969,837


ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND o 9


Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
Oil Service-2.8%
Baker Hughes, Inc.                                8,100     $    304,965
FMC Technologies, Inc.(a)                         8,700          250,560
Halliburton Co.                                  20,300          614,278
                                                             ------------
                                                               1,169,803

Miscellaneous-1.0%
Western Gas Resources, Inc.                      12,800          415,744
                                                             ------------
                                                               2,555,384

Finance-5.5%
Banking - Money Center-0.7%
JP Morgan Chase & Co.                             7,800          302,406

Banking - Regional-0.8%
Commerce Bancorp, Inc.                            5,800          319,058

Brokerage & Money Management-0.9%
Franklin Resources, Inc.                          3,700          185,296
The Charles Schwab Corp.                         19,600          188,356
                                                             ------------
                                                                 373,652

Insurance-0.7%
American International Group, Inc.                4,300          306,504

Miscellaneous-2.4%
Citigroup, Inc.                                  17,000          790,500
MBNA Corp.                                        7,800          201,162
                                                             ------------
                                                                 991,662
                                                             ------------
                                                               2,293,282

Consumer Staples-4.7%
Beverages-1.1%
The Coca-Cola Co.                                 8,900          449,272

Cosmetics-1.3%
Avon Products, Inc.                              12,120          559,217

Food-0.3%
Dean Foods Co.(a)                                 3,210          119,765

Household Products-1.3%
The Procter & Gamble Co.                          9,920          540,045

Tobacco-0.7%
Altria Group, Inc.                                5,800          290,290
                                                             ------------
                                                               1,958,589

Capital Goods-3.6%
Machinery-0.5%
Eaton Corp.                                       3,200          207,168


10 o ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND


Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
Miscellaneous -3.1 %
General Electric Co.                             28,380       $  919,512
United Technologies Corp.                         3,850          352,198
                                                             ------------
                                                               1,271,710
                                                             ------------
                                                               1,478,878

Multi-Industry Companies-1.4%
Danaher Corp.                                     6,290          326,137
3M Co.                                            3,000          270,030
                                                             ------------
                                                                 596,167

Basic Industry-1.3%
Chemicals-1.3%
Air Products and Chemicals, Inc.                 10,100          529,745

Consumer Manufacturing-1.1%
Building Related-1.1%
American Standard Cos., Inc.(a)                  10,780          434,542

Aerospace & Defense-0.5%
Aerospace-0.5%
Lockheed Martin Corp.                             4,040          210,403

Transportation-0.0%
Railroads-0.0%
Union Pacific Corp.                                 250           14,863

Total United States Investments
  (cost $ 21,247,565)                                         21,828,792

Foreign Investments-40.2%
Australia-0.9%
News Corp Ltd. pfd. (ADR)                        11,810          388,313

Bermuda-2.1%
Accenture Ltd.(a)                                 3,300           90,684
Axis Capital Holdings Ltd.                        3,600          100,800
Marvell Technology Group Ltd.(a)                 10,520          280,884
Nabors Industries Ltd.(a)                         8,700          393,414
                                                             ------------
                                                                 865,782

Brazil-1.6%
Aracruz Celulose, SA (ADR)                       10,100          329,866
Companhia Vale do Rio Doce (ADR)(a)               6,875          326,906
                                                             ------------
                                                                 656,772

Canada-0.9%
Talisman Energy, Inc.                            17,200          373,324

Cayman Islands-0.4%
ACE Ltd.                                          4,400          186,032

China-0.0%
BYD Co., Ltd.                                     6,500           19,209


ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND o 11


Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
France-2.7%
L'Oreal, SA                                       4,702     $    375,563
LVMH Moet Hennessy Louis Vuitton, SA              2,152          155,654
Sanofi-Synthelabo, SA                             2,586          163,920
Schneider Electric, SA                            5,939          405,360
                                                             ------------
                                                               1,100,497

Germany-1.5%
Altana AG                                         2,821          169,892
SAP AG                                            1,551          257,126
SAP AG (ADR)                                        787           32,904
Siemens AG                                        2,390          171,996
                                                             ------------
                                                                 631,918

Hong Kong-0.8%
Datang International Power
  Generation Co., Ltd.                          175,400          136,051
China Resources Power Holdings Co., Ltd.(a)     344,000          194,056
                                                             ------------
                                                                 330,107

India-0.6%
Infosys Technologies (ADR)                        1,800          166,986
Ranbaxy Laboratories Ltd.                         3,665           72,499
                                                             ------------
                                                                 239,485

Ireland-0.5%
Allied Irish Banks Plc.                          13,000          201,343

Israel-0.4%
Teva Pharmaceutical Industries Ltd. (ADR)         2,550          171,590

Italy-0.4%
Alleanza Assicurazioni S.p.A.                    13,098          149,477

Japan-9.5%
Bridgestone Corp.                                16,000          300,600
Canon, Inc.                                       4,000          210,787
Daikin Industries Ltd.                            5,000          134,262
Denso Corp.                                      10,000          232,782
East Japan Railway Co.                               57          319,699
Hitachi Chemical Co., Ltd.                       14,000          230,051
Honda Motor Co., Ltd.                             4,900          236,210
Hoya Corp.                                        3,100          324,447
Ito-Yokado Co., Ltd.                              4,000          171,196
JSR Corp.                                        14,600          274,298
KDDI Corp.                                           18          102,937
Mitsubishi Corp.                                 36,000          349,723
Mitsubishi Tokyo Financial Group, Inc.               30          277,689
NITTO DENKO Corp.                                 3,500          178,985
Nomura Holdings, Inc.                            14,000          207,213
OBIC Co., Ltd.                                      300           63,923
Shionogi & Co., Ltd.                             12,000          206,314
Sumitomo Mitsui Financial Group, Inc.                18          123,393
                                                             ------------
                                                               3,944,509


12 o ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND


Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
Liberia-0.6%
Royal Caribbean Cruises Ltd.                      5,710     $    247,871

Mexico-0.3%
America Movil, S.A. de CV Series L (ADR)          3,900          141,843

Netherlands-1.1%
IHC Caland NV                                    10,061          467,962

Norway-0.9%
Norsk Hydro ASA                                   5,428          352,783

Panama-0.3%
Carnival Corp.                                    3,000          141,000

Russia-0.5%
MMC Norilsk Nickel (ADR)(a)                       2,388          132,534
AO VimpelCom (ADR)(a)                               700           67,515
                                                             ------------
                                                                 200,049

Singapore-0.2%
Flextronics International Ltd.(a)                 5,420           86,449

South Korea-0.6%
Samsung Elecronics Co., Ltd. (GDR)(b)             1,132          233,650

Spain-1.6%
Banco Bilbao Vizcaya Argentaria, SA              21,847          291,850
Inditex, SA                                      15,854          363,786
                                                             ------------
                                                                 655,636

Sweden-0.8%
AB SKF Cl.B                                       8,308          304,949
Telefonaktiebolaget LM Ericsson(a)               12,728           37,510
                                                             ------------
                                                                 342,459

Switzerland-3.0%
Alcon, Inc.                                         225           17,696
Credit Suisse Group                               6,100          216,744
Nestle, SA                                        1,188          316,825
Nobel Biocare Holding AG                            357           55,870
Novartis AG                                       3,670          161,903
Roche Holding AG- Genusschein                     2,778          275,050
Swiss Re                                          2,854          185,382
                                                             ------------
                                                               1,229,470

Taiwan-1.3%
AU Optronics Corp. (ADR)                          1,200           19,608
Hon Hai Precision Industry Co., Ltd. (GDR)(b)    20,159          150,464
Nan Ya Plastics Corp.                            73,140           96,317
Taiwan Semiconductor Manufacturing Co.,
  Ltd. (ADR)                                     24,235          201,393
United Microelectronics Corp. (ADR)(a)           11,899           51,285
                                                             ------------
                                                                 519,067


ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND o 13


Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
United Kingdom-6.7%
AstraZeneca Plc. (ADR)                            1,405     $     64,124
BAE SYSTEMS Plc.                                 28,011          111,374
BHP Billiton Plc.                                50,043          434,253
Carnival Plc.                                     5,532          268,664
Diageo Plc.                                      27,187          366,572
GUS Plc.                                          8,414          129,013
Reckitt Benckiser Plc.                            6,051          171,296
Royal Bank of Scotland Group Plc.                 7,100          204,468
Standard Chartered Plc.                          17,834          290,431
Tesco Plc.                                       68,441          330,463
Vodafone Group Plc.                              91,492          200,349
WPP Group Plc.                                   18,259          185,431
                                                             ------------
                                                               2,756,438

Total Foreign Investments
  (cost $16,366,613)                                          16,633,035

Total Investments-92.9%
  (cost $37,614,178)                                          38,461,827
Other assets less liabilities-7.1%                             2,932,331

Net Assets-100%                                             $ 41,394,158


(a)  Non-income producing security.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, the aggregate market value of these securities amounted to $384,114 or 0.9% of net assets.

     Glossary of Terms:
     ADR - American Depositary Receipt
     GDR - Global Depositary Receipt
     Pfd - Preferred Stock

     See notes to financial statements.


14 o ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND


STATEMENT OF ASSETS & LIABILITIES
June 30, 2004


Assets
Investments in securities, at value (cost $37,614,178)            $ 38,461,827
Cash                                                                 9,294,481
Foreign cash, at value (cost $177,441)                                 118,246
Receivable for investment securities sold                            5,554,040
Receivable for capital stock sold                                      172,768
Receivable due from Adviser                                             47,647
Dividends receivable                                                    22,219
Total assets                                                        53,671,228

Liabilities
Payable for investment securities purchased                         12,191,137
Payable for capital stock redeemed                                      14,324
Distribution fee payable                                                 1,871
Transfer agent fee payable                                               1,500
Accrued expenses                                                        68,238
Total liabilities                                                   12,277,070
Net Assets                                                        $ 41,394,158

Composition of Net Assets
Capital stock, at par                                             $      3,125
Additional paid-in capital                                          40,302,601
Distributions in excess of net investment income                       (25,638)
Accumulated net realized gain on investment and
  foreign currency transactions                                        280,048
Net unrealized appreciation of investments and
  foreign currency denominated assets and liabilities                  834,022
                                                                  ------------
                                                                  $ 41,394,158


Calculation of Maximum Offering Price

Class A Shares
Net asset value and redemption price per share
  ($20,562,602 / 1,554,437 shares of capital stock issued
  and outstanding)                                                      $13.23
Sales charge--4.25% of public offering price                               .59
Maximum offering price                                                  $13.82

Class B Shares
Net asset value and offering price per share
  ($161,634 / 12,395 shares of capital stock issued
  and outstanding)                                                      $13.04

Class C Shares
Net asset value and offering price per share
  ($467,953 / 35,881 shares of capital stock issued
  and outstanding)                                                      $13.04

Advisor Class Shares
Net asset value, redemption and offering price per share
  ($20,201,969 / 1,522,512 shares of capital stock issued
  and outstanding)                                                      $13.27


See notes to financial statements.


ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND o 15


STATEMENT OF OPERATIONS
Year Ended June 30, 2004


Investment Income
Dividends (net of foreign taxes
  withheld of $5,967)                           $     79,847
Interest                                                  19      $     79,866

Expenses
Advisory fee                                          60,024
Distribution fee--Class A                              1,815
Distribution fee--Class B                                163
Distribution fee--Class C                                763
Administrative                                       109,500
Registration                                          87,129
Custodian                                             51,820
Audit                                                 45,245
Legal                                                 41,384
Transfer agency                                       21,565
Directors' fees                                       18,092
Printing                                               8,938
Amortization of offering cost                          3,050
Miscellaneous                                          2,846
Total expenses                                       452,334
Less: expenses waived and reimbursed
  by the Adviser and Transfer Agent
  (see Note B)                                      (374,603)
Net expenses                                                            77,731
Net investment income                                                    2,135

Realized and Unrealized Gain (Loss) on
Investment and Foreign Currency
Transactions
Net realized gain (loss) on:
  Investment transactions                                              450,140
  Foreign currency transactions                                        (25,729)
Net change in unrealized
  appreciation/depreciation of:
  Investments                                                          551,847
  Foreign currency denominated assets
    and liabilities                                                    (13,618)
Net gain on investment and
  foreign currency transactions                                        962,640
Net Increase in Net Assets from
  Operations                                                      $    964,775


See notes to financial statements.


16 o ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND


STATEMENT OF CHANGES IN NET ASSETS


                                                                 July 22, 2002*
                                                 Year Ended           to
                                               June 30, 2004     June 30, 2003
                                              ---------------   ---------------
Increase (Decrease) in Net Assets
from Operations
Net investment income                           $      2,135      $      4,256
Net realized gain (loss) on investment
  and foreign currency transactions                  424,411           (27,110)
Net change in unrealized
  appreciation/depreciation of
  investments and foreign currency
  denominated assets and liabilities                 538,229           295,793
Net increase in net assets from
  operations                                         964,775           272,939

Dividends and Distributions to
Shareholders from
Net investment income
  Class A                                                 (1)               -0-
  Advisor Class                                       (6,989)               -0-
Net realized gain on investment
  transactions
  Class A                                                (76)               -0-
  Class B                                                (76)               -0-
  Class C                                                (76)               -0-
  Advisor Class                                     (151,772)               -0-

Capital Stock Transactions
Net increase                                      38,315,434         1,900,000
Total increase                                    39,121,219         2,172,939

Net Assets
Beginning of period                                2,272,939           100,000
End of period (including distributions
  in excess of net investment income
  of ($25,638) and undistributed net
  investment income of $1,896,
  respectively)                                 $ 41,394,158      $  2,272,939


*    Commencement of operations.

     See notes to financial statements.


ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND o 17


NOTES TO FINANCIAL STATEMENTS
June 30, 2004


NOTE A
Significant Accounting Policies
AllianceBernstein Global Research Growth Fund, Inc. (the "Fund"), formerly AllianceBernstein Global Growth Trends Fund, Inc., was organized under the laws of the State of Maryland on March 22, 2002. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund commenced operations on July 22, 2002. The Fund offers Class A, Class B, Class C and Advisor Class shares. Prior to commencement of operations on July 22, 2002, the Fund had no operations other than the sale to Alliance Capital Management L.P. (the "Adviser") on July 17, 2002, of 10 shares each of Class A, Class B and Class C shares for $100 each, and 9,970 shares of Advisor Class Shares for $99,700. As of December 31, 2003, the Adviser was the only shareholder in the Fund. Class A shares are sold with an initial sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation
In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management L.P. ("the Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:


18 o ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND


Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of


ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND o 19


dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation and depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. Organization and Offering Expenses
Offering expenses of $50,603 have been fully amortized on a straight-line basis over a one year period.

5. Investment Income and Investment Transactions
Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts on short-term securities as adjustments to interest income.

6. Income and Expenses
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A and Advisor Class shares. Advisor Class shares have no distribution fees.

7. Dividends and Distributions
Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.


20 o ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND


NOTE B
Advisory Fee and Other Transactions with Affiliates
Under the terms of an investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of 1.00% of the first $5 billion, .95% of the next $2.5 billion, .90% of the next $2.5 billion and .85% in excess of $10 billion of the Fund's average daily net assets. Such fee is accrued daily and paid monthly.

Effective February 2, 2004, the Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total fund operating expenses on an annual basis to 1.50%, 2.20%, 2.20% and 1.20% of the average daily net assets of Class A, Class B, Class C and Advisor Class shares, respectively. Prior to February 2, 2004, the Adviser had agreed to waive its fees and bear certain expenses to the extent necessary to limit total fund operating expenses on an annual basis to 1.70%, 2.40%, 2.40% and 1.40% of the average daily net assets of Class A, Class B, Class C and Advisor Class shares, respectively. Under the agreement, any waivers or reimbursements made by the Adviser during the period July 10, 2002 through August 31, 2003, are subject to repayment by the Fund in subsequent periods, but no later than August 31, 2005, provided that repayment does not result in the Fund's aggregate expenses exceeding the foregoing expense limitations. Further, the aggregate repayment to the Adviser will not exceed the sum of the Fund's organization costs and initial offering expenses. For the year ended June 30, 2004, such reimbursement amounted to $242,719, of which $3,050 is subject to repayment in subsequent periods, but no later than August 31, 2005. Since inception of the Fund, such reimbursment subject to repayment amounted to $79,603.

Effective January 1, 2004, the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the average daily net assets of the Fund. Through June 30, 2004, such waiver amounted to $11,884. The amount of the fee waiver may increase or decrease as a result of a final, definitive agreement with the New York Attorney General's Office ("NYAG"). For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the Adviser provides certain legal and accounting services for the Fund. For the year ended June 30, 2004, the Adviser voluntarily agreed to waive its fees for such services. Such waiver amounted to $109,500.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $7,500 for the year ended June 30, 2004. During the year, AGIS agreed to waive a portion of its fees for such services. Such waiver amounted to $10,500.


ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND o 21


AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $1,462 from the sales of Class A shares and received no contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, for the year ended June 30, 2004.

Brokerage commissions paid on investment transactions for the year ended June 30, 2004, amounted to $74,669, none of which was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C
Distribution Services Agreement
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $676 and $5,082 for Class B and Class C shares, respectively. Such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D
Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the year ended June 30, 2004, were as follows:

                                                 Purchases           Sales
                                              ---------------   ---------------
Investment securities (excluding
  U.S. government securities)                   $ 40,889,000      $  5,677,126
U.S. government securities                                -0-               -0-


22 o ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND


The cost of investments for federal income tax purposes, gross unrealized appreciation and gross unrealized depreciation (excluding foreign currency transactions) are as follows:

Cost                                                              $ 37,644,356
Gross unrealized appreciation                                     $  1,097,672
Gross unrealized depreciation                                         (280,201)
Net unrealized appreciation                                       $    817,471


NOTE E
Capital Stock
There are 24,000,000,000 share of $.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor shares. Each class consists of 6,000,000,000 authorized shares. Transactions in capital stock were as follows:


                               Shares                         Amount
                    ---------------------------  ------------------------------
                                      July 22,                       July 22,
                      Year Ended      2002(a)      Year Ended        2002(a)
                       June 30,     to June 30,     June 30,       to June 30,
                         2004          2003           2004            2003
                     ------------  ------------  --------------  --------------
Class A
Shares sold            1,555,330            90     $20,418,939     $       900
Shares redeemed             (993)           -0-        (12,611)             -0-
Net increase           1,554,337            90     $20,406,328     $       900

Class B
Shares sold               12,295            90     $   159,467     $       900
Net increase              12,295            90     $   159,467     $       900

Class C
Shares sold               35,784            90     $   461,221     $       900
Shares redeemed               (3)           -0-            (39)             -0-
Net increase              35,781            90     $   461,182     $       900

Advisor Class
Shares sold            1,514,108       189,730     $19,791,423     $ 1,897,300
Shares redeemed         (191,296)           -0-     (2,502,966)             -0-
Net increase           1,322,812       189,730     $17,288,457     $ 1,897,300


(a)  Commencement of operations.


NOTE F
Risks Involved in Investing in the Fund
Concentration of Risk--Investing in securities of foreign companies involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable United States companies.


ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND o 23


In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims of losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE G
Joint Credit Facility
A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended June 30, 2004.

NOTE H
Distributions to Shareholders
The tax character of distributions paid during the fiscal year ended June 30, 2004 was as follows:

                                                                      2004
                                                                   -----------
Distributions paid from:
  Ordinary income                                                  $    86,990
  Net long-term capital gains                                           72,000
Total distributions paid                                           $   158,990


As of June 30, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                      $    17,132
Accumulated capital and other gains(a)                                 267,456
Unrealized appreciation/(depreciation)(b)                              803,844
Total accumulated earnings/(deficit)                               $ 1,088,432


(a) During the fiscal year ended June 30, 2004, the Fund utilized capital loss carryforwards of $13,667. Net capital and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended June 30, 2004, the Fund deferred post October currency losses of $25,488.

(b) The difference between book basis and tax basis unrealized appreciation/depreciation is attributable primarily to the tax deferral of losses on wash sales.


During the current fiscal year, permanent differences primarily due to foreign currency losses and non-deductible offering costs, resulted in a net increase in distributions in excess of net investment income, a net increase in accumulated net realized gain on investment and foreign currency transactions and a corresponding net decrease to additional paid-in capital. This reclassification had no effect on net assets.


24 o ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND


NOTE I
Legal Proceedings
As has been previously reported in the press, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

   (i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

   (ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

   (iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. For a more complete description of this waiver, please see "Advisory Fee and Other Transactions with Affiliates" above.


ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND o 25


A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds; including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.


26 o ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND


FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                          Class A
                                              -------------------------------
                                                                 July 22,
                                                               2002(a) to
                                                 Year Ended      June 30,
                                              June 30, 2004         2003
                                              -------------------------------
Net asset value, beginning of period                 $11.33       $10.00

Income from Investment Operations
Net investment loss(b)(c)                              (.01)        (.01)
Net realized and unrealized gain on
  investment and foreign currency
  transactions                                         2.68         1.34
Net increase in net asset value from
  operations                                           2.67         1.33

Less: Dividends and Distributions
Dividends from net investment income                   (.01)          -0-
Distributions from net realized gain
  on investment transactions                           (.76)          -0-
Total dividends and distributions                      (.77)          -0-
Net asset value, end of period                       $13.23       $11.33

Total Return
Total investment return based on net
  asset value(d)                                      23.86%       13.30%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)           $20,562           $1
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements              1.50%        1.70%(e)
  Expenses, before waivers/reimbursements              7.68%       19.19%(e)
  Net investment loss(c)                               (.16)%       (.07)%(e)
Portfolio turnover rate                                  85%          62%


See footnote summary on page 30.


ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND o 27


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                         Class B
                                              -------------------------------
                                                                 July 22,
                                                              2002(a) to
                                                 Year Ended      June 30,
                                              June 30, 2004         2003
                                              -------------------------------
Net asset value, beginning of period                 $11.26       $10.00

Income from Investment Operations
Net investment loss(b)(c)                              (.18)        (.07)
Net realized and unrealized gain on
  investment and foreign currency
  transactions                                         2.72         1.33
Net increase in net asset value from
  operations                                           2.54         1.26

Less: Distributions
Distributions from net realized gain
  on investment transactions                           (.76)          -0-
Total distributions                                    (.76)          -0-
Net asset value, end of period                       $13.04       $11.26

Total Return
Total investment return based on net
  asset value(d)                                      22.87%       12.60%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)              $162           $1
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements              2.21%        2.40%(e)
  Expenses, before waivers/reimbursements             11.40%       19.94%(e)
  Net investment loss(c)                              (2.22)%       (.78)%(e)
Portfolio turnover rate                                  85%          62%


See footnote summary on page 30.


28 o ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                        Class C
                                              -------------------------------
                                                                 July 22,
                                                              2002(a) to
                                                 Year Ended      June 30,
                                              June 30, 2004         2003
                                              -------------------------------
Net asset value, beginning of period                 $11.26       $10.00

Income from Investment Operations
Net investment loss(b)(c)                              (.08)        (.07)
Net realized and unrealized gain on
  investment and foreign currency
  transactions                                         2.62         1.33
Net increase in net asset value from
  operations                                           2.54         1.26

Less: Distributions
Distributions from net realized gain
  on investment transactions                           (.76)          -0-
Total distributions                                    (.76)          -0-
Net asset value, end of period                       $13.04       $11.26

Total Return
Total investment return based on net
  asset value(d)                                      22.87%       12.60%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)              $468           $1
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements              2.20%        2.40%(e)
  Expenses, before waivers/reimbursements             10.96%       19.94%(e)
  Net investment loss(c)                               (.73)%       (.78)%(e)
Portfolio turnover rate                                  85%          62%


See footnote summary on page 30.


ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND o 29


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                       Advisor Class
                                              -------------------------------
                                                                 July 22,
                                                              2002(a) to
                                                 Year Ended      June 30,
                                              June 30, 2004         2003
                                              -------------------------------
Net asset value, beginning of period                 $11.36       $10.00

Income from Investment Operations
Net investment income(b)(c)                             .01          .02
Net realized and unrealized gain on
  investment and foreign currency
  transactions                                         2.70         1.34
Net increase in net asset value from
  operations                                           2.71         1.36

Less: Dividends and Distributions
Dividends from net investment income                   (.04)          -0-
Distributions from net realized gain
  on investment transactions                           (.76)          -0-
Total dividends and distributions                      (.80)          -0-
Net asset value, end of period                       $13.27       $11.36

Total Return
Total investment return based on net
  asset value(d)                                      24.17%       13.60%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)           $20,202       $2,270
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements              1.26%        1.40%(e)
  Expenses, before waivers/reimbursements              7.46%       17.42%(e)
  Net investment income(c)                              .08%         .22%(e)
Portfolio turnover rate                                  85%          62%


(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c)  Net of expenses waived and reimbursed by the Adviser and the Transfer
Agent.

(d) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.


30 o ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND


REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM


To The Board of Directors and Shareholders of AllianceBernstein Global Research Growth Fund, Inc.
In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AllianceBernstein Global Research Growth Fund, Inc. (the "Fund"), formerly AllianceBernstein Global Growth Trends Fund, Inc., at June 30, 2004, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and for the period July 22, 2002 (commencement of operations) through June 30, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
August 20, 2004



TAX INFORMATION (unaudited)


In order to meet certain requirements of the Internal Revenue Code we are advising you that the Fund paid $72,000 of capital gain distributions, during the fiscal year ended June 30, 2004, which are subject to a maximum tax rate of 15%.

For the fiscal year ended June 30, 2004, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates a maximum amount of $85,814 as qualified dividend income, which is taxed at a maximum rate of 15%.

Shareholders should not use the above information to prepare their tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV, which will be sent to you separately in January 2005.


ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND o 31


BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Michael R. Baldwin,(2) Senior Vice President
Norman M. Fidel, Senior Vice President
Paul C. Rissman,(2) Senior Vice President
Thomas J. Bardong, Vice President
Russell Brody, Vice President
Gina M. Griffin, Vice President
Thomas A. Schmitt, Vice President
Jane Schneirov, Vice President
Francis X. Suozzi, Vice President
Janet A. Walsh, Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Principal Underwriter
AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Transfer Agent
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672


(1)  Member of the Audit Committee.

(2) Messrs. Baldwin and Rissman are the persons primarily responsible for the day-to-day management of the Fund's investment portfolio.


32 o ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND


MANAGEMENT OF THE FUND


Board of Directors Information
The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund's Directors is set forth below.


                                                                                 PORTFOLIOS
                                                                                   IN FUND           OTHER
 NAME, AGE OF DIRECTOR,                    PRINCIPAL                               COMPLEX       DIRECTORSHIPS
        ADDRESS                           OCCUPATION(S)                           OVERSEEN BY       HELD BY
  (YEARS OF SERVICE*)                   DURING PAST 5 YEARS                        DIRECTOR        DIRECTOR
----------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR
Marc O. Mayer, **, 46              Executive Vice President of ACMC                   68             None
1345 Avenue of the                 since 2001; prior thereto, Chief
Americas                           Executive Officer of Sanford C.
New York, NY 10105                 Bernstein & Co., LLC and its
(Elected November 18,              predecessor since prior to 1999.
2003)


DISINTERESTED DIRECTORS
William H. Foulk, Jr., # +, 71     Investment Adviser and                            116             None
2 Sound View Drive                 Independent Consultant.
Suite 100                          Formerly Senior Manager of
Greenwich, CT 06830                Barrett Associates, Inc., a
(2)                                registered investment adviser,
(Chairman of the Board)            with which he had been asso-
                                   ciated since prior to 1999. Formerly
                                   Deputy Comptroller and Chief Investment
                                   Officer of the State of New York and,
                                   prior thereto, Chief Investment Officer
                                   of the New York Bank for Savings.

Ruth Block, # +, 73                Formerly Executive Vice President                  96             None
500 S.E. Mizner Blvd.,             and Chief Insurance Officer of
Boca Raton, FL 33432               The Equitable Life Assurance
(2)                                Society of the United States;
                                   Chairman and Chief Executive Officer of
                                   Evlico; Director of Avon, BP (oil and
                                   gas), Ecolab Incorporated (specialty
                                   chemicals), Tandem Financial Group and
                                   Donaldson, Lufkin & Jenrette Securities
                                   Corporation. Formerly Governor at Large
                                   National Association of Securities
                                   Dealers, Inc.

David H. Dievler, # +, 74          Independent Consultant. Until                     100             None
P.O. Box 167                       December 1994, Senior Vice
Spring Lake, NJ 07762              President of ACMC responsible
(2)                                for mutual fund administration.
                                   Prior to joining ACMC in 1984, Chief
                                   Financial Officer of Eberstadt Asset
                                   Management since 1968. Prior to that,
                                   Senior Manager at Price Waterhouse &
                                   Co. Member of the American Institute of
                                   Certified Public Accountants since 1953.


ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND o 33


                                                                                 PORTFOLIOS
                                                                                   IN FUND           OTHER
 NAME, AGE OF DIRECTOR,                    PRINCIPAL                               COMPLEX       DIRECTORSHIPS
        ADDRESS                           OCCUPATION(S)                           OVERSEEN BY       HELD BY
  (YEARS OF SERVICE*)                   DURING PAST 5 YEARS                        DIRECTOR        DIRECTOR
----------------------------------------------------------------------------------------------------------------
DISINTERESTED DIRECTORS
(continued)
John H. Dobkin, # +, 62            Consultant. Formerly President                     98             None
P.O. Box 12                        of Save Venice (preservation
Annandale, NY 12504                organization), Inc.  from 2001-
(2)                                2002, Senior Advisor from June
                                   1999-June 2000 and President of Historic
                                   Hudson Valley (historic preservation)
                                   from December 1989-May 1999. Previously,
                                   Director of the National Academy of
                                   Design and during 1988-1992, Director
                                   and Chairman of the Audit Committee
                                   of ACMC.

Clifford L. Michel, # +, 64        Senior Counsel to the law firm                     97           Placer Dome,
15 St. Bernard's Road              of Cahill Gordon & Reindel since                                    Inc.
Gladstone, NJ 07934                February 2001 and a partner of
(2)                                that firm for more than twenty-
                                   five years prior thereto. President and
                                   Chief Executive Officer of Wenonah
                                   Development Company (investments) and a
                                   Director of Placer Dome, Inc. (mining).

Donald J. Robinson, # +, 69        Senior Counsel to the law firm of                  96             None
98 Hell's Peak Road                Orrick, Herrington & Sutcliffe LLP
Weston, VT 05161                   since prior to 1999. Formerly a
(2)                                senior partner and a member
                                   of the Executive Committee of that firm.
                                   Formerly a member and Chairman of the
                                   Municipal Securities Rulemaking Board
                                   and a Trustee of the Museum of the City
                                   of New York.


*    There is no stated term of office for the Fund's Directors.

**   Mr. Mayer is an "interested person", as defined in the 1940 Act, due to his position as Executive Vice President of ACMC, the Fund's investment advisor.

#    Member of the Audit Committee.

+    Member of the Nominating Committee.


34 o ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND


Officer Information
Certain information concerning the Fund's Officers is set forth below.


      NAME,                     POSITION(S)                       PRINCIPAL OCCUPATION
ADDRESS* AND AGE              HELD WITH FUND                      DURING PAST 5 YEARS**
----------------------------------------------------------------------------------------------------
Marc O. Mayer, 46           President                  See biography above.

Michael R. Baldwin, 46      Senior Vice President      Senior Vice President of ACMC, with which he
                                                       has been associated since prior to 1999.

Norman M. Fidel, 58         Senior Vice President      Senior Vice President of ACMC, with which he
                                                       has been associated since prior to 1999.

Paul C. Rissman, 47         Senior Vice President      Executive Vice President of ACMC, with which
                                                       he has been associated since prior to 1999.

Thomas J. Bardong, 59       Vice President             Senior Vice President of ACMC, with which he
                                                       has been associated since prior to 1999.

Russell Brody, 37           Vice President             Vice President of ACMC, with which he has
                                                       been associated since 1999.

Gina M. Griffin, 44         Vice President             Senior Vice President of ACMC, with which
                                                       she has been associated since prior to 1999.

Thomas A. Schmitt, 46       Vice President             Senior Vice President of ACMC, with which he
                                                       has been associated since prior to 1999.

Jane E. Schneirov, 34       Vice President             Senior Vice President of ACMC, with which
                                                       she has been associated since August 1999.

Francis X. Suozzi, 47       Vice President             Senior Vice President of ACMC, with which he
                                                       has been associated since prior to 1999.

Janet A. Walsh, 42          Vice President             Senior Vice President of ACMC, with which
                                                       she has been associated since prior to 1999.

Mark R. Manley, 41          Secretary                  Senior Vice President and Chief Compliance
                                                       Officer of ACMC, with which he has been
                                                       associated since prior to 1999.


ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND o 35


      NAME,                     POSITION(S)                       PRINCIPAL OCCUPATION
ADDRESS* AND AGE              HELD WITH FUND                      DURING PAST 5 YEARS**
----------------------------------------------------------------------------------------------------
Mark D. Gersten, 53         Treasurer and Chief        Senior Vice President of AGIS and a
                            Financial Officer          Vice President of ABIRM, with which he has
                                                       been associated since prior to 1999.

Vincent S. Noto, 39         Controller                 Vice President of AGIS, with which he has
                                                       been associated since prior to 1999.


* The address for each of the Fund's officers is 1345 Avenue of the Americas, New York, NY 10105.

**   ACMC, ABIRM and AGIS are affiliates of the Fund.

     The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at (800) 227-4618 for a free prospectus or SAI.


36 o ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND


ALLIANCEBERNSTEIN FAMILY OF FUNDS


Wealth Strategies Funds

Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy*
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy**


Blended Style Funds

U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio


Growth Funds

Domestic

Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Small Cap Growth Fund
Technology Fund

Global & International

All-Asia Investment Fund
Global Research Growth Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Technology Portfolio


Value Funds

Domestic

Balanced Shares
Disciplined Value Fund
Growth & Income Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund


Taxable Bond Funds

Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio


Municipal Bond Funds

National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia


Intermediate Municipal Bond Funds

Intermediate California
Intermediate Diversified
Intermediate New York


Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,+ which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.

*    Formerly Growth Investors Fund.

**   Formerly Conservative Investors Fund.

+    An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND o 37


ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672




[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management


(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

GRGAR0604


ITEM 2.  CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant's code of ethics is filed herewith as
Exhibit 11(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Directors has determined that independent directors David H. Dievler and William H. Foulk, Jr. qualify as audit committee financial experts.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

       The following table sets forth the aggregate fees billed by the independent auditor, PricewaterhouseCoopers LLP, for AllianceBernstein Global Research Growth Fund's (the "Fund" or "Portfolio") last two fiscal years for professional services rendered for: (i) the audit of the Portfolio's annual financial statements included in the Portfolio's annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Portfolio's financial statements and are not reported under (i), which include multi-class distribution testing, advice and education on accounting and auditing issues, and consent letters; (iii) tax compliance, tax advice and tax return preparation; and (iv) aggregate non-audit services provided to the Portfolio, the Portfolio's Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Portfolio ("Service Affiliates"), which include conducting an annual internal control report pursuant to Statement on Auditing Standards No. 70. No other services were provided to the Portfolio during this period.


                                                           All Fees for
                                                         Non-Audit Services
                                                          Provided to the
                                                           Portfolio, the
                                                               Adviser
                         Audit-Related                       and Service
         Audit Fees       Fees (a) (b)      Tax Fees      Affiliates(a) (b)
         ----------      -------------      --------     ------------------
   2003:  $8,000            $7,250          $16,500         $1,191,423
   2004:  $30,000           $4,655          $13,845         $1,100,792

(a) Includes SAS 70 fees and professional services fees for multiple class testing of $3,100 and $1,350, respectively, for the year ended 2003, which were paid to Ernst & Young.

(b) Includes SAS 70 fees and professional services fees for multiple class testing of $3,255 and $1,400, respectively, for the year ended 2004, which were paid to Ernst & Young.

     Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund's Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Portfolio by the Fund's independent auditors. The Fund's Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of a Portfolio. Accordingly, all of the amounts in the table for Audit Fees, Audit-Related Fees and Tax Fees for 2004 are for services pre-approved by the Fund's Audit Committee. The amounts of the Fees for Non-Audit Services provided to the Fund, the Adviser and Service Affiliates in the table for the Portfolio, that were subject to pre-approval by the Audit Committee for 2004 were as follows:

                          Non-Audit Services Pre-Approved
                              by the Audit Committee
                          -------------------------------
                           Audit
                          Related       Tax
                          Fees (a)     Fees      Total(a)
                          --------     ------    --------
                          $251,400    $13,845    $265,245


(a) Includes SAS 70 fees and professional services fees for multiple class testing of $3,255 & $1,400, respectively, for the year ended 2004, which were paid to Ernst & Young.

       The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund's independent auditor to the Adviser and Service Affiliates is compatible with maintaining the auditor's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Form N-CSR requirement not yet effective with respect to the registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

On March 17, 2004 the Fund adopted procedures, effective April 1, 2004, by which shareholders may recommend nominees to the Fund's Board of Directors. Prior thereto, the Fund's Board did not accept shareholder recommendations for nominees to the Fund's Board.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

       EXHIBIT NO.        DESCRIPTION OF EXHIBIT
       -----------        ----------------------
       11 (a) (1)         Code of ethics that is subject to the disclosure of
                          Item 2 hereof

       11 (b) (1)         Certification of Principal Executive Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

       11 (b) (2)         Certification of Principal Financial Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

       11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Research Growth Fund, Inc.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: August 30, 2004
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: August 30, 2004
      -----------------

By:   /s/ Marc O. Mayer
      -----------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: August 30, 2004
      -----------------